Investment Risks	Jan. 30, 2026
FullerThaler Behavioral Small-Cap Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Small-Cap Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

FullerThaler Behavioral Small-Cap Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
FullerThaler Behavioral Small-Cap Equity Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

FullerThaler Behavioral Small-Cap Equity Fund | Behavioral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

FullerThaler Behavioral Small-Cap Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

FullerThaler Behavioral Small-Cap Equity Fund | Fee Layering Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

FullerThaler Behavioral Small-Cap Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

FullerThaler Behavioral Small-Cap Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

FullerThaler Behavioral Small-Cap Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.
FullerThaler Behavioral Small-Cap Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.
FullerThaler Behavioral Small-Cap Equity Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

FullerThaler Behavioral Small-Cap Equity Fund | REIT and Real Estate-Related Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.
FullerThaler Behavioral Small-Cap Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

FullerThaler Behavioral Small-Cap Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

FullerThaler Behavioral Small-Cap Equity Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Small-Cap Growth Fund
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

FullerThaler Behavioral Small-Cap Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

FullerThaler Behavioral Small-Cap Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
FullerThaler Behavioral Small-Cap Growth Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

FullerThaler Behavioral Small-Cap Growth Fund | Behavioral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

FullerThaler Behavioral Small-Cap Growth Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

FullerThaler Behavioral Small-Cap Growth Fund | Fee Layering Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

FullerThaler Behavioral Small-Cap Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

FullerThaler Behavioral Small-Cap Growth Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

FullerThaler Behavioral Small-Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.
FullerThaler Behavioral Small-Cap Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.
FullerThaler Behavioral Small-Cap Growth Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

FullerThaler Behavioral Small-Cap Growth Fund | REIT and Real Estate-Related Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.
FullerThaler Behavioral Small-Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

FullerThaler Behavioral Small-Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

FullerThaler Behavioral Small-Cap Growth Fund | BDC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

FullerThaler Behavioral Small-Cap Growth Fund | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.
FullerThaler Behavioral Mid-Cap Value Fund
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Mid-Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

FullerThaler Behavioral Mid-Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
FullerThaler Behavioral Mid-Cap Value Fund | Behavioral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

FullerThaler Behavioral Mid-Cap Value Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

FullerThaler Behavioral Mid-Cap Value Fund | Fee Layering Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

FullerThaler Behavioral Mid-Cap Value Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

FullerThaler Behavioral Mid-Cap Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.
FullerThaler Behavioral Mid-Cap Value Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.
FullerThaler Behavioral Mid-Cap Value Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

FullerThaler Behavioral Mid-Cap Value Fund | REIT and Real Estate-Related Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.
FullerThaler Behavioral Mid-Cap Value Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

FullerThaler Behavioral Mid-Cap Value Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

FullerThaler Behavioral Mid-Cap Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Mid-Cap Value Fund | BDC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

FullerThaler Behavioral Mid-Cap Value Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

FullerThaler Behavioral Unconstrained Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Micro-Cap Company Risk. Returns from small and micro-capitalization growth stocks may trail returns from the overall stock market. Historically, small and micro-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and microcap-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Concentration Risk. Greater than 25% of the Fund’s total assets may be exposed to a particular industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. An inherent risk associated with an industry-concentrated portfolio is that the Fund may be adversely affected if a small number of its investments in the concentrated industry or group of industries perform poorly.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-Diversification Risk. Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Unconstrained Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

FullerThaler Behavioral Unconstrained Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
FullerThaler Behavioral Unconstrained Equity Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

FullerThaler Behavioral Unconstrained Equity Fund | Behavioral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

FullerThaler Behavioral Unconstrained Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

FullerThaler Behavioral Unconstrained Equity Fund | Fee Layering Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

FullerThaler Behavioral Unconstrained Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

FullerThaler Behavioral Unconstrained Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

FullerThaler Behavioral Unconstrained Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.
FullerThaler Behavioral Unconstrained Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.
FullerThaler Behavioral Unconstrained Equity Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

FullerThaler Behavioral Unconstrained Equity Fund | REIT and Real Estate-Related Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.
FullerThaler Behavioral Unconstrained Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

FullerThaler Behavioral Unconstrained Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

FullerThaler Behavioral Unconstrained Equity Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Unconstrained Equity Fund | BDC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

FullerThaler Behavioral Unconstrained Equity Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

FullerThaler Behavioral Unconstrained Equity Fund | Micro-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Cap Company Risk. Returns from small and micro-capitalization growth stocks may trail returns from the overall stock market. Historically, small and micro-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and microcap-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

FullerThaler Behavioral Unconstrained Equity Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

FullerThaler Behavioral Unconstrained Equity Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. Greater than 25% of the Fund’s total assets may be exposed to a particular industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. An inherent risk associated with an industry-concentrated portfolio is that the Fund may be adversely affected if a small number of its investments in the concentrated industry or group of industries perform poorly.

FullerThaler Behavioral Unconstrained Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.

FullerThaler Behavioral Small-Mid Core Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Small-Mid Core Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

FullerThaler Behavioral Small-Mid Core Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
FullerThaler Behavioral Small-Mid Core Equity Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

FullerThaler Behavioral Small-Mid Core Equity Fund | Behavioral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

FullerThaler Behavioral Small-Mid Core Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

FullerThaler Behavioral Small-Mid Core Equity Fund | Fee Layering Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

FullerThaler Behavioral Small-Mid Core Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

FullerThaler Behavioral Small-Mid Core Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

FullerThaler Behavioral Small-Mid Core Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.
FullerThaler Behavioral Small-Mid Core Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.
FullerThaler Behavioral Small-Mid Core Equity Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

FullerThaler Behavioral Small-Mid Core Equity Fund | REIT and Real Estate-Related Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.
FullerThaler Behavioral Small-Mid Core Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

FullerThaler Behavioral Small-Mid Core Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

FullerThaler Behavioral Small-Mid Core Equity Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Small-Mid Core Equity Fund | BDC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

FullerThaler Behavioral Small-Mid Core Equity Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

FullerThaler Behavioral Micro-Cap Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Micro-Cap Company Risk. Returns from small and micro-capitalization growth stocks may trail returns from the overall stock market. Historically, small and micro-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and microcap-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

Concentration Risk. Greater than 25% of a Fund’s total assets may be exposed to a particular industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. An inherent risk associated with an industry-concentrated portfolio is that the Fund may be adversely affected if a small number of its investments in the concentrated industry or group of industries perform poorly.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Micro-Cap Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

FullerThaler Behavioral Micro-Cap Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
FullerThaler Behavioral Micro-Cap Equity Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

FullerThaler Behavioral Micro-Cap Equity Fund | Behavioral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

FullerThaler Behavioral Micro-Cap Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

FullerThaler Behavioral Micro-Cap Equity Fund | Fee Layering Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

FullerThaler Behavioral Micro-Cap Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

FullerThaler Behavioral Micro-Cap Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

FullerThaler Behavioral Micro-Cap Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.
FullerThaler Behavioral Micro-Cap Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.
FullerThaler Behavioral Micro-Cap Equity Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

FullerThaler Behavioral Micro-Cap Equity Fund | REIT and Real Estate-Related Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.
FullerThaler Behavioral Micro-Cap Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

FullerThaler Behavioral Micro-Cap Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

FullerThaler Behavioral Micro-Cap Equity Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value.

FullerThaler Behavioral Micro-Cap Equity Fund | BDC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value (“NAV”) to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

FullerThaler Behavioral Micro-Cap Equity Fund | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.
FullerThaler Behavioral Micro-Cap Equity Fund | Micro-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Cap Company Risk. Returns from small and micro-capitalization growth stocks may trail returns from the overall stock market. Historically, small and micro-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and microcap-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

FullerThaler Behavioral Micro-Cap Equity Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. Greater than 25% of a Fund’s total assets may be exposed to a particular industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. An inherent risk associated with an industry-concentrated portfolio is that the Fund may be adversely affected if a small number of its investments in the concentrated industry or group of industries perform poorly.

FullerThaler Behavioral Mid-Cap Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value. In the Adviser’s view, the smaller capitalization stocks within the Fund’s mid cap universe (which constitute greater than 5% of the mid-capitalization universe) have liquidity risk. In addition, because the Fund is expected to hold less than 140 mid-capitalization equity securities, it may become capacity constrained in the future if the Fund is successful in gathering assets.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

New Fund Risk. The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Value Investing Risk. The determination that a security is undervalued is subjective. Investments in “value” securities may never reach what the Adviser believes are their full fair market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors, decrease in value, and underperform growth stocks during given periods.

FullerThaler Behavioral Mid-Cap Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

FullerThaler Behavioral Mid-Cap Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. U.S. equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.
FullerThaler Behavioral Mid-Cap Equity Fund | Behavioral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThaler generally focuses on certain markers of possible under-and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criterion; and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

FullerThaler Behavioral Mid-Cap Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund’s assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund’s investment performance is affected by the ETF’s investment performance. In addition, the Fund’s risks include the Underlying ETF’s principal risks.

FullerThaler Behavioral Mid-Cap Equity Fund | Fee Layering Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund’s own operational expenses.

FullerThaler Behavioral Mid-Cap Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

FullerThaler Behavioral Mid-Cap Equity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

FullerThaler Behavioral Mid-Cap Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value. In the Adviser’s view, the smaller capitalization stocks within the Fund’s mid cap universe (which constitute greater than 5% of the mid-capitalization universe) have liquidity risk. In addition, because the Fund is expected to hold less than 140 mid-capitalization equity securities, it may become capacity constrained in the future if the Fund is successful in gathering assets.

FullerThaler Behavioral Mid-Cap Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.
FullerThaler Behavioral Mid-Cap Equity Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

FullerThaler Behavioral Mid-Cap Equity Fund | REIT and Real Estate-Related Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT and other real-estate related investments.
FullerThaler Behavioral Mid-Cap Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

FullerThaler Behavioral Mid-Cap Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

FullerThaler Behavioral Mid-Cap Equity Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The determination that a security is undervalued is subjective. Investments in “value” securities may never reach what the Adviser believes are their full fair market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors, decrease in value, and underperform growth stocks during given periods.

FullerThaler Behavioral Mid-Cap Equity Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

FullerThaler Behavioral Mid-Cap Equity Fund | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.